SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)
FEDERAL SIGNAL CORPORATION RETIREMENT SAVINGS PLAN
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)
December 31, 2025

EIN: 36-1063330
Plan Number: 004

(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower, lessor or similar party	Description of investments including maturity date, rate of interest, collateral, par or maturity value	Cost	Current value
*	Vanguard PRIMECAP Fund	Mutual fund	(1)	$92,741,963
*	Vanguard Institutional Index Fund	Mutual fund	(1)	70,645,562
*	Federal Signal Stock Fund	Common stock fund	(1)	62,318,090
*	Vanguard Institutional Target Retirement 2030 Trust II	Common/collective trust	(1)	50,113,968
*	Vanguard Retirement Savings Trust III	Common/collective trust	(1)	41,096,027
*	Vanguard Institutional Target Retirement 2035 Trust II	Common/collective trust	(1)	40,347,060
*	Vanguard Institutional Target Retirement 2045 Trust II	Common/collective trust	(1)	37,308,592
*	Vanguard Institutional Target Retirement 2025 Trust II	Common/collective trust	(1)	34,315,285
*	Vanguard Institutional Target Retirement 2040 Trust II	Common/collective trust	(1)	34,300,338
*	Vanguard Institutional Target Retirement 2050 Trust II	Common/collective trust	(1)	26,985,851
*	Vanguard Explorer Fund	Mutual fund	(1)	19,118,728
*	Vanguard Institutional Target Retirement 2055 Trust II	Common/collective trust	(1)	17,469,484
*	Vanguard Total Bond Market Index Fund	Mutual fund	(1)	15,609,514
*	Vanguard International Growth Fund	Mutual fund	(1)	13,169,578
*	Vanguard Institutional Target Retirement 2060 Trust II	Common/collective trust	(1)	12,997,197
*	Vanguard Small-Cap Value Index Fund	Mutual fund	(1)	10,811,722
*	Vanguard Institutional Target Retirement 2020 Trust II	Common/collective trust	(1)	8,893,927
*	Vanguard Institutional Target Retirement 2065 Trust II	Common/collective trust	(1)	7,735,330
*	Vanguard Institutional Target Retirement Income Trust II	Common/collective trust	(1)	7,706,402
*	Vanguard Mid-Cap Index Fund Admiral Shares	Mutual fund	(1)	4,122,906
*	Dodge & Cox Income Fund Class X	Mutual fund	(1)	3,330,345
*	Vanguard Institutional Target Retirement 2070 Trust II	Common/collective trust	(1)	2,368,579
*	DFA Emerging Markets Core Equity Portfolio Institutional Class	Mutual fund	(1)	1,272,382
*	Vanguard Cash Reserve Federal Money Market Fund	Mutual fund	(1)	273,361
				615,052,191
*	Participants’ loans	Interest rates from 4.25% to 9.50%	—	8,583,777
				$623,635,968
*    Party-in-interest as defined by ERISA
(1)    Cost information may be omitted for plan assets which are participant-directed.